Equity Financing Transactions of the Daughter Companies and Teekay Offshore (Tables)	9 Months Ended
Sep. 30, 2017
Equity [Abstract]
Summary of Proceeds Received from Financial Transactions
During the nine months ended September 30, 2017, one of the Company's publicly traded subsidiaries, Teekay Tankers, and Teekay Offshore, prior to the Brookfield Transaction on September 25, 2017, completed the following equity issuances:

	Number of shares / units #	Total Proceeds Received $	Less: Teekay Corporation Portion $	Offering Expenses $	Net Proceeds Received from Non-controlling Interests $
Nine Months Ended September 30, 2017
Teekay Tankers Continuous Offering Program	3,800,000	8,826	—	(305)	8,521
Teekay Tankers Private Placement	2,155,172	5,000	(5,000)	—	—
Teekay Tankers Direct Equity Placement(1)	13,775,224	25,897	(25,897)	—	—
Teekay Offshore Private Placements (2)	6,521,518	29,817	(17,160)	(212)	12,445

(1)	In May 2017, Teekay Tankers issued Class B common stock to the Company as consideration for its acquisition of the remaining 50% interest in TTOL.

(2)
In February 2017 and May 2017, respectively, Teekay Offshore issued common units (including the general partner's 2% proportionate capital contribution) as a payment-in-kind for the distributions on Teekay Offshore's Series C-1 and D Preferred Units and on Teekay Offshore's common units and general partner interest held by subsidiaries of Teekay.

In June 2016, Teekay Offshore agreed with Teekay that, until the Teekay Offshore's Norwegian Kroner (or NOK) bonds maturing in 2018 had been repaid, all cash distributions (other than with respect to distributions, if any, on incentive distribution rights) to be paid by Teekay Offshore to Teekay or its affiliates, including Teekay Offshore's general partner, would instead be paid in common units or from the proceeds of the sale of common units. Teekay Offshore issued Teekay 2.4 million common units (including the general partner's 2% proportionate capital contribution) as a payment-in-kind for the distributions on Teekay Offshore's Series D Preferred Units, common units and general partner interest held by subsidiaries of Teekay.
In April 2017 and June 2017, respectively, Teekay Offshore issued common units (including the general partner's 2% proportionate capital contribution) as a payment-in-kind for the interest due on Teekay Offshore's $200 million loan due to Teekay. Teekay Offshore issued Teekay 1.7 million common units (including the general partner's 2% proportionate capital contribution) as a payment-in-kind for the loan interest.